CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue (Note 8)	$ 0	$ 0	$ 0
Cost of sales (Note 8)	30,529	12,770	0
Gross profit	(30,529)	(12,770)	0
Expenses
Consulting fees	2,448,560	977,410	0
Share based compensation (Note 14, 15)	1,413,919	3,447,415	0
Professional fees	371,079	225,151	8,250
Shareholders information services	379,058	52,714	19,107
Advertising costs	88,917	0	0
Office and general	605,334	120,274	5,468
Financing costs	0	14,845	55,580
Exclusivity fee (Note 16(a))	48,367	42,550	0
Impairment of promissory note receivable (Note 5)	85,114	0	0
Impairment of equipment (Note 8)	107,515	0	0
Total operating expenses	5,547,863	4,880,359	88,405
Loss before other income	(5,578,392)	(4,893,129)	(88,405)
Interest expense (Note 9, 11, 12)	39,215	0	0
Accretion expense (Note 11, 12)	24,680	0	0
Loss on settlement of fees (Note 12)	12,700	0	0
Foreign exchange loss (gain)	57,121	(27,196)	0
Loss on deposit (Note 17)	124,428	0	0
Net loss	$ (5,836,536)	$ (4,865,933)	$ (88,405)
Loss per share - basic	$ (0.15)	$ (0.15)	$ 0.00
Loss per share - diluted	(0.15)	(0.15)	0.00
Weighted average number of outstanding common shares - basic	40,149,242	32,255,112	23,521,744
Weighted average number of outstanding common shares - diluted	$ 40,149,242	$ 32,255,112	$ 23,521,744
Net loss	$ (5,836,536)	$ (4,865,933)	$ (88,405)
Foreign exchange translation adjustment	7,205	684
Total comprehensive loss	$ (5,829,331)	$ (4,865,249)	$ (88,405)